Long term investment (Narrative) (Details)	3 Months Ended		9 Months Ended																		0 Months Ended								1 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2013 Anteya Technology Corp [Member] USD ($)	Dec. 31, 2012 Anteya Technology Corp [Member] USD ($)	Dec. 31, 2011 Anteya Technology Corp [Member] USD ($)	Dec. 31, 2010 Anteya Technology Corp [Member] USD ($)	Sep. 30, 2013 Anteya Technology Corp [Member] Equity method investment [Member]	Dec. 31, 2012 Anteya Technology Corp [Member] Equity method investment [Member]	Aug. 16, 2012 Anteya Technology Corp [Member] Equity method investment [Member] USD ($)	Aug. 16, 2012 Anteya Technology Corp [Member] Equity method investment [Member] TWD	Aug. 15, 2012 Anteya Technology Corp [Member] Equity method investment [Member]	Dec. 31, 2011 Anteya Technology Corp [Member] Equity method investment [Member]	Sep. 30, 2013 Fin-Core Corporation [Member] USD ($)	Dec. 31, 2012 Fin-Core Corporation [Member] USD ($)	Dec. 31, 2011 Fin-Core Corporation [Member] USD ($)	Dec. 31, 2010 Fin-Core Corporation [Member] USD ($)	Nov. 04, 2011 Fin-Core Corporation [Member] Equity method investment [Member]	Jul. 05, 2010 Fin-Core Corporation [Member] Equity method investment [Member] USD ($)	Jul. 05, 2010 Fin-Core Corporation [Member] Equity method investment [Member] TWD	Sep. 30, 2013 Fin-Core Corporation [Member] Equity method investment [Member]	Dec. 31, 2012 Fin-Core Corporation [Member] Equity method investment [Member]	Dec. 20, 2012 Fin-Core Corporation [Member] Equity method investment [Member]	Dec. 19, 2012 Fin-Core Corporation [Member] Equity method investment [Member]	Oct. 31, 2011 Fin-Core Corporation [Member] Equity method investment [Member] TWD	May 27, 2013 Phocos AG USD ($)	May 27, 2013 Phocos AG EUR (€)	Dec. 31, 2012 Phocos AG Cost-Method Investments [Member]
Number of share capital of equity investee													6,500,000	6,500,000	5,000,000											500,000	7,000,000
Subscription to new issue of equity investee, number of shares													300,000	300,000								500,000	500,000					600,000
Subscription value of new issue of equity investee													$ 0									$ 320,000	10,000,000					6,000,000
Gain on disposal of investment	0	0	52,159	0																									52,159
Number of shares in equity investee after new issue subscription													1,300,000	1,300,000
Investment in equity investee							281,396	425,345	799,131	797,363				27,304,000			0	0	196,087	481,891
Equity method investment, Percentage of ownership											20.00%	20.00%	20.00%	20.00%										5.19%	5.19%
Number of share capital of equity investee held																								57,143	57,143
Number of bonus shares issued by equity investee																200,000
Sale of equity, Percentage																						30.40%	30.40%
Sale of equity, number of shares																						456,000	456,000
Consideration received on transaction																						429,000	13,680,000
Issuance of new shares	67,448,890		67,448,890		67,448,890	67,448,890																						3,000,000
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001																						10
Equity interest ownership before sale of stock																					20.00%	50.40%	50.40%
Equity interest ownership after sale of stock																					11.43%	20.00%	20.00%
Ownership interest in cost method investee																															2.38%
Proceed from sale of investment			$ 105,840	$ 0																									$ 105,840	€ 84,000